ADVANCED SERIES TRUST

AST PIMCO Limited Maturity Bond Portfolio

AST Mid-Cap Value Portfolio

AST Small-Cap Value Portfolio

Supplement dated July 1, 2015 to the Currently Effective Prospectus

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust, and the series thereof, the Portfolios) and should be retained for future reference. The Portfolios referenced herein may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

A.	AST PIMCO Limited Maturity Bond Portfolio: New Subadvisory Arrangement and Name Change

The Board of Trustees (the Board) of the Trust has approved replacing Pacific Investment Management Company LLC (PIMCO) as the sole subadviser for the AST PIMCO Limited Maturity Bond Portfolio (the Bond Portfolio) with BlackRock Financial Management, Inc. (BlackRock). The Bond Portfolio’s investment objective, investment strategy and name will also change. These changes are expected to become effective on or about July 13, 2015.

To reflect these changes, effective on or about July 13, 2015, the Prospectus is revised as follows:

         I.            All references in the Prospectus to AST PIMCO Limited Maturity Bond Portfolio are hereby changed to AST BlackRock Low Duration Bond Portfolio.

       II.            The description of the Investment Objective in the “SUMMARY: AST PIMCO LIMITED MATURITY BOND PORTFOLIO” section of the Prospectus is hereby deleted and replaced with the following:

Investment Objective. The investment objective of the Portfolio is to seek to maximize total return, consistent with income generation and prudent investment management.

III. The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the “SUMMARY: AST PIMCO LIMITED MATURITY BOND PORTFOLIO” section of the Prospectus relating to the Bond Portfolio is hereby deleted and replaced with the following:

Principal Investment Strategies. The Portfolio invests primarily in investment grade bonds and maintains an average portfolio duration that is between zero and three years. The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt securities. The Portfolio may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Portfolio may also invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Portfolio’s assets) may be invested in emerging markets issuers. Up to 10% of the Portfolio’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar denominated, but hedged back to US dollars.

The subadviser evaluates sectors of the bond market and individual securities within these sectors. The subadviser selects bonds from several sectors including: US Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. The Portfolio may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns.

The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

IV. The following table replaces the table in the “MANAGEMENT OF THE PORTFOLIO” section of the “SUMMARY: AST PIMCO LIMITED MATURITY BOND PORTFOLIO” section of the Prospectus relating to the Bond Portfolio is hereby deleted and replaced with the following:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	BlackRock Financial Management, Inc.	Thomas Musmanno, CFA	Managing Director	July 2015
AST Investment Services, Inc.		Scott MacLellan, CFA	Director	July 2015

       V.            The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST PIMCO LIMITED MATURITY BOND PortfoliO” is hereby deleted and replaced with the following:

AST BlackRock low duration BOND PORTFOLIO

Investment Objective: to seek to maximize total return, consistent with income generation and prudent investment management.

Principal Investment Policies:

The Portfolio invests primarily in investment grade bonds and maintains an average portfolio duration that is between zero and three years. The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt securities. The Portfolio may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Portfolio may also invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Portfolio’s assets) may be invested in emerging markets issuers. Up to 10% of the Portfolio’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar denominated, but hedged back to US dollars.

The subadviser evaluates sectors of the bond market and individual securities within these sectors. The subadviser selects bonds from several sectors including: US Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. The Portfolio may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns.

The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Other Investments

The Portfolio may invest in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

When-Issued and Delayed Delivery Securities and Forward Commitments — The Portfolio may invest in securities prior to their date of issue. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Portfolioat an established price with payment and delivery taking place in the future. The Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.

VI. The following replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST PIMCO Limited Maturity Bond Portfolio”:

Thomas Musmanno, CFA, Managing Director, is Head of Short Duration within the Multi-Sector Institutional division of Americas Fixed Income Alpha Strategies. Mr. Musmanno's service with the firm dates back to 1991, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he was a fixed income and money market portfolio manager. Mr. Musmanno joined MLIM in 1991 as an analyst and held a variety of positions, including fixed income research analyst in trust accounting in Merrill Lynch's Private Client Group. Mr. Musmanno earned a BS degree in finance in 1991 from Siena College and an MBA degree in finance from St. John's University in 1993.

Scott MacLellan, CFA, Director, is a portfolio manager on the Short Duration team within the BlackRock Multi-Sector Fixed Income Portfolio Management Group. Prior to assuming his current responsibilities in 2008, Mr. MacLellan was a member of the Global Client Group, focused on Japanese clients. He also served as a product specialist for short duration and LIBOR-benchmarked fixed income products. Previously, Mr. MacLellan spent four years with Nomura BlackRock Asset Management (NBAM), a former joint venture between BlackRock and Nomura Asset Management Co., Ltd, in Tokyo as an account manager. Prior to joining NBAM in 2001, Mr. MacLellan spent a year in the Global Finance and Investment Department of IBJ Leasing in Tokyo. Mr. MacLellan earned a BS degree, with honors, in economics and international development studies from King's College in 1997.

B.	AST Mid-Cap Value Portfolio: Subadviser Termination

The Board recently approved the termination of the current subadvisory agreement with EARNEST Partners LLC (EARNEST) for the AST Mid-Cap Value Portfolio (the Mid-Cap Value Portfolio). WEDGE Capital Management, LLP (WEDGE) is the other current subadviser to the Mid-Cap Value Portfolio. As a result of this termination, WEDGE will become the sole subadviser for the Mid-Cap Value Portfolio. This change is expected to become effective on or about July 15, 2015.

Effective on or about July 15, 2015, all references in the Prospectus related to EARNEST with respect to the Mid-Cap Value Portfolio are hereby deleted.

C.	AST Small-Cap Value Portfolio: Subadviser Termination

The Board recently approved the termination of the current subadvisory agreement with ClearBridge Investments, LLC (ClearBridge) for the AST Small-Cap Value Portfolio (the Small-Cap Value Portfolio). LMCG Investments, LLC (LMCG ) and J.P. Morgan Investment Management, Inc. (J.P. Morgan) are the other current subadvisers to the Small-Cap Value Portfolio. As a result of this termination, LMCG and J.P. Morgan will continue as the subadvisers for the Small-Cap Value Portfolio. This change is expected to become effective on or about July 13, 2015.

Effective on or about July 13, 2015, all references in the Prospectus related to ClearBridge with respect to the AST Small-Cap Value Portfolio are hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP3